BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Oct. 28, 2021	Dec. 31, 2020	Aug. 14, 2020
Statement of Financial Position [Abstract]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	200,000,000		13,265,000
Common stock shares issued	23,602,718		11,146,510
Common stock shares outstanding	23,602,718		11,146,510